Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 10—COMMITMENTS AND CONTINGENCIES

Indemnification—Subject to certain limitations, the Company is obligated to indemnify its current and former directors, officers and employees with respect to certain litigation matters and investigations that arise in connection with their service to the Company. These obligations arise under the terms of its certificate of incorporation, its bylaws, applicable contracts, and Delaware and California law. The obligation to indemnify generally means that the Company is required to pay or reimburse the individuals’ reasonable legal expenses and possibly damages and other liabilities incurred in connection with these matters.

Legal—The Company is named from time to time as a party to lawsuits arising in the ordinary course of business related to its sales, marketing, the provision of its services and equipment claims. Actions filed against the Company include commercial, intellectual property, customer, and labor and employment related claims, including complaints of alleged wrongful termination and potential class action lawsuits regarding alleged violations of federal and state wage and hour and other laws. In general, litigation can be expensive and disruptive to normal business operations. Moreover, the results of legal proceedings are difficult to predict, and the costs incurred in litigation can be substantial. The Company believes the amounts provided in its financial statements are adequate in light of the probable and estimated liabilities. Factors that the Company considers in the determination of the likelihood of a loss and the estimate of the range of that loss in respect of legal matters include the merits of a particular matter, the nature of the matter, the length of time the matter has been pending, the procedural posture of the matter, how the Company intends to defend the matter, the likelihood of settling the matter and the anticipated range of a possible settlement. Because such matters are subject to many uncertainties, the ultimate outcomes are not predictable and there can be no assurances that the actual amounts required to satisfy alleged liabilities from the matters described above will not exceed the amounts reflected in the Company’s financial statements or that the matters will not have a material adverse effect on the Company’s results of operations, financial condition or cash flows.

The Company regularly reviews outstanding legal claims and actions to determine if reserves for expected negative outcomes of such claims and actions are necessary. The Company had reserves for all such matters of approximately $2.2 million and $2.6 million as of June 30, 2017 and December 31, 2016, respectively. In conjunction with one of the settlements, the Company is obligated to pay certain future royalties, based on sales of future products.

Operating Leases—The Company leases office and warehouse space, certain equipment, towers, wireless spectrum, software and an aircraft under operating leases with related and unrelated parties expiring in various years through 2028. The leases require the Company to pay additional rent for increases in operating expenses and real estate taxes and contain renewal options. The Company’s operating lease arrangements and related terms consisted of the following (in thousands):

	Rent Expense
	For the six months ended,
	June 30, 2017	June 30, 2016	Lease Term
Arrangement
Warehouse, office space and other	$5,885	$5,593	11-15 years
Wireless towers and spectrum	2,344	2,367	1-10 years

Total Rent Expense	$8,229	$7,960

Capital Leases—The Company also enters into certain capital leases with expiration dates through June 2021. On an ongoing basis, the Company enters into vehicle lease agreements under a Fleet Lease Agreement. The lease agreements are typically 36 months leases for each vehicle and the average remaining life for the fleet is 14 months as of June 30, 2017. As of June 30, 2017 and December 31, 2016, the capital lease obligation balance was $13.7 million and $17.7 million, respectively.

Spectrum Licenses—During the year ended December 31, 2016, a subsidiary of the Company entered into leasing agreements with a third party for designated radio frequency spectrum in 40 mid-sized metropolitan markets. The initial lease term is for seven years, with an option to become the licensor of record with the FCC with respect to the applicable spectrum licenses at the end of this initial term for a nominal fee. While licenses are issued for only a fixed time, such licenses are subject to renewal by the Federal Communications Commission (FCC). The Company intends to renew the licenses at the end of the initial term. License renewals within the industry have occurred routinely and at nominal cost. Moreover, the Company has determined that there are currently no legal, regulatory, contractual, competitive, economic or other factors that limit the useful life of the licenses. As a result, the Company treats these Spectrum licenses as an indefinite-lived intangible asset.

Build-to-Suit Lease Arrangements—In June 2016, the Company entered into a non-cancellable lease, whereby the Company will occupy the Logan Facility. In 2016, because of its involvement in certain aspects of the construction of the Logan Facility, per the terms of the lease, the Company was deemed the owner of the building for accounting purposes during the construction period. Accordingly, the Company recorded a build-to-suit lease asset and a corresponding build-to-suit lease liability during the construction period.

In April 2017, construction on the Logan Facility was completed and the Company commenced occupancy. In accordance with ASC 840-40 Sale-Leaseback Transactions, the building did not qualify for sale-leaseback treatment. As such, the Company will retain the building asset and corresponding lease obligation on the balance sheet. Accordingly, the Company has a build-to-suit building asset, which totaled $8.2 million and $5.0 million, respectively, net of accumulated depreciation of $0.2 million and $0 as of June 30, 2017 and December 31, 2016, respectively.

NOTE 13—COMMITMENTS AND CONTINGENCIES

Indemnification—Subject to certain limitations, the Company is obligated to indemnify its current and former directors, officers and employees with respect to certain litigation matters and investigations that arise in connection with their service to the Company. These obligations arise under the terms of its certificate of incorporation, its bylaws, applicable contracts, and Delaware and California law. The obligation to indemnify generally means that the Company is required to pay or reimburse the individuals’ reasonable legal expenses and possibly damages and other liabilities incurred in connection with these matters.

Legal—The Company is named from time to time as a party to lawsuits arising in the ordinary course of business related to its sales, marketing, the provision of its services and equipment claims. Actions filed against the Company include commercial, intellectual property, customer, and labor and employment related claims, including complaints of alleged wrongful termination and potential class action lawsuits regarding alleged violations of federal and state wage and hour and other laws. In general, litigation can be expensive and disruptive to normal business operations. Moreover, the results of legal proceedings are difficult to predict, and the costs incurred in litigation can be substantial. The Company believes the amounts provided in its financial statements are adequate in light of the probable and estimated liabilities. Factors that the Company considers in the determination of the likelihood of a loss and the estimate of the range of that loss in respect of legal matters include the merits of a particular matter, the nature of the matter, the length of time the matter has been pending, the procedural posture of the matter, how the Company intends to defend the matter, the likelihood of settling the matter and the anticipated range of a possible settlement. Because such matters are subject to many uncertainties, the ultimate outcomes are not predictable and there can be no assurances that the actual amounts required to satisfy alleged liabilities from the matters described above will not exceed the amounts reflected in the Company’s financial statements or that the matters will not have a material adverse effect on the Company’s results of operations, financial condition or cash flows.

The Company regularly reviews outstanding legal claims and actions to determine if reserves for expected negative outcomes of such claims and actions are necessary. The Company had reserves for all such matters of approximately $2.6 million and $2.5 million as of December 31, 2016 and 2015, respectively. In conjunction with one of the settlements, the Company is obligated to pay certain future royalties, based on sales of future products.

Operating Leases—The Company leases office and warehouse space, certain equipment, towers, wireless spectrum, software and an aircraft under operating leases with related and unrelated parties expiring in various years through 2028. The leases require the Company to pay additional rent for increases in operating expenses and real estate taxes and contain renewal options. The Company’s operating lease arrangements and related terms consisted of the following (in thousands):

	Rent Expense Years ended December 31,
	2016	2015	Lease Term
Warehouse, office space and other	$11,222	$11,632	1-15 years
Wireless towers, spectrum and other	4,732	3,509	1-10 years

Total Rent Expense	$15,954	$15,141

Capital Leases—The Company also enters into certain capital leases with expiration dates through October 2020. On an ongoing basis, the Company enters into vehicle lease agreements under a Fleet Lease Agreement. The lease agreements are typically 36 months leases for each vehicle and the average remaining life for the fleet is 19 months as of December 31, 2016. As of December 31, 2016 and 2015, the capital lease obligation balance was $17.7 million and $18.8 million, respectively.

Spectrum Licenses—During the year ended December 31, 2016, the Company entered into leasing agreements with a third party for designated radio frequency spectrum in 40 mid-sized metropolitan markets. The initial lease term is for seven years, with an option to obtain title of the applicable spectrum licenses at the end of the initial term for a nominal fee. While licenses are issued for only a fixed time, such licenses are subject to renewal by the Federal Communications Commission (FCC). The Company intends to renew the licenses at the end of the initial term. License renewals within the industry have occurred routinely and at nominal cost. Moreover, the Company has determined that there are currently no legal, regulatory, contractual, competitive, economic or other factors that limit the useful life of the licenses. As a result, the Company treats these Spectrum licenses as an indefinite-lived intangible asset.

As of December 31, 2016, future minimum lease payments were as follows (in thousands):

	Operating	Capital	Total
2017	$17,452	$10,513	$27,965
2018	15,322	6,117	21,439
2019	14,998	2,049	17,047
2020	13,521	17	13,538
2021	13,086	—	13,086
Thereafter	47,634	—	47,634
Amounts representing interest	—	(963)	(963)

Total lease payments	$122,013	$17,733	$139,746

Build-to-Suit Lease Arrangements—In June 2016, the Company entered into a non-cancellable lease, whereby the Company will occupy a new building being constructed in Logan, UT as a location to further sales recruitment and training, as well as research and development. Because of its involvement in certain aspects of the construction per the terms of the lease, the Company is deemed the owner of the building for accounting purposes during the construction period. Accordingly, as of December 31, 2016, the Company recorded a build-to-suit lease asset of $5.0 million included in property and equipment, net, and a corresponding $4.6 million build-to-suit lease liability included in other long-term obligations and building costs paid by the Company of $0.4 million. Construction on the new building is expected to be completed during the first quarter of 2017.

In addition to the commitments mentioned above, the Company had other off-balance sheet obligations of $61.4 million as of December 31, 2016 that consisted of commitments related to software licenses, marketing activities, and other goods and services.